Consolidated Statement of Operations - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Statements of Operations [Abstract]
Vessel revenue	$ 22,784	$ 36,067
Commissions	(424)	(1,113)
Expenses:
Voyage expenses	(5,245)	(3,107)
Vessel operating expenses	(5,179)	(20,338)
Management fees	(241)	(545)
Management fees - related party	(285)	(1,421)
General and administration expenses	(5,524)	(6,018)
Depreciation and amortization	(1,903)	(9,078)
Amortization of deferred dry-docking costs	0	(285)
Gain on sale of vessels, net	36,095	11,804
Operating income	40,502	7,079
Other income / (expenses), net:
Interest and finance costs	(2,452)	(7,183)
Loss on extinguishment of debt	(593)	(85)
Interest and other income	39	542
Foreign currency exchange losses, net	(6)	(132)
Total other expenses, net	(3,012)	(6,858)
Net income	37,490	221
Dividends on Series C preferred shares	(743)	0
Dividends to non-vested participating securities	(667)	(95)
Undistributed earnings to non-vested participating securities	(994)	0
Net income attributable to common stockholders	$ 35,086	$ 126
Earnings per share, basic (in dollars per share)	$ 7.79	$ 0.02
Earnings per share, diluted (in dollars per share)	$ 4.92	$ 0.02
Weighted average common shares outstanding, basic (in shares)	4,503,397	8,359,487
Weighted average common shares outstanding, diluted (in shares)	7,299,561	8,359,487